8. CAPITAL AND RESERVES: Schedule of continuity of warrants (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of continuity of warrants

The continuity of warrants for the year ended December 31, 2022 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
February 25, 2022 (1)	$0.40	500,000	-	-	(500,000)	-
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
February 28, 2025	$0.125	-	16,666,667	-	-	16,666,667
Outstanding		4,719,641	16,666,667	-	(500,000)	20,886,308
Weighted average exercise price		$0.22	$0.125	$Nil	$0.40	$0.14

(1)These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.80 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

As of December 31, 2022, the weighted average contractual life is 1.89 years (December 31, 2021 – 1.64 years).

The continuity of warrants for the year ended December 31, 2021 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2020	Issued	Exercised	Expired	2021
November 9, 2021 (1)	$0.40	2,500,000	-	-	(2,500,000)	-
December 17, 2021 (1)	$0.40	1,160,000	-	-	(1,160,000)	-
December 18, 2021	$0.20	455,000	-	-	(455,000)	-
February 25, 2022 (1)	$0.40	500,000	-	-	-	500,000
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
Outstanding		8,834,641	-	-	(4,115,000)	4,719,641
Weighted average exercise price		$0.29	$Nil	$Nil	$0.38	$0.22

The continuity of warrants for the year ended December 31, 2020 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2019	Issued	Exercised	Expired	2020
March 26, 2020	$0.48	1,718,750	-	-	(1,718,750)	-
July 12, 2020	$0.60	2,542,500	-	-	(2,542,500)	-
November 9, 2021 (1)	$0.40	2,500,000	-	-	-	2,500,000
December 17, 2021 (1)	$0.40	1,160,000	-	-	-	1,160,000
December 18, 2021	$0.20	455,000	-	-	-	455,000
February 25, 2022 (1)	$0.40	500,000	-	-	-	500,000
October 23, 2023	$0.20	-	4,219,641	-	-	4,219,641
Outstanding		8,876,250	4,219,641	-	(4,261,250)	8,834,641
Weighted average exercise price		$0.46	$0.20	$Nil	$0.55	$0.29